Short-Term Investment (Tables)	6 Months Ended
Jun. 30, 2026
Short-Term Investment [Abstract]
Schedule of Short-Term Investment

Short-term investment consisted of the following:

	As of December 31,	As of June 30,
	2025	2026
	RMB	RMB
Cost	121,549,685	121,549,685
Unrealized gain	8,850,627	7,877,910

Aggregate fair value	130,400,312	129,427,595